Finance Lease Liabilities (Details) - Schedule of Finance Lease Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Finance Lease Liabilities [Abstract]
Current portion	$ 200,383	$ 398,136
Non-current portion	229,747	233,550
Finance lease liabilities	$ 430,130	$ 631,686